SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Severance expenses	$ 2,577	$ 2,407	$ 2,652
Employer contributions to benefit plan per dollar contributed by employee	100.00%
Employer match percentage	3.00%
Additional employer contributions to benefit plan per dollar contributed by employee	50.00%
Contributions to employee benefits plan	$ 357	$ 327	$ 311
Additional employer matching percentage	3.00%